Note 2 - Summary of Significant Accounting Policies (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 shares	Jun. 30, 2025 shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	8,852,138	447,672	3,920,464	278,056
Number of Operating Segments			1
Number of Reportable Segments			1